Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
Deferred income tax assets and liabilities
17.	Deferred income tax assets and liabilities

The following is the composition of the caption according to the items that originated it:

	As of January 1, 2020	Effect on profit or loss	Effect on OCI	Additions Leases	Additions to quarry rehabilitation provision	As of December 31, 2020	Effect on profit or loss	Effect on OCI	As of December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Provision of discounts and bonuses to customers	2,032	425	-	-	-	2,457	(230)	-	2,227
Provision for vacations	1,729	(159)	-	-	-	1,570	335	-	1,905
Effect of tax-loss carry forward	2,614	6,656	-	-	-	9,270	(7,559)	-	1,711
Allowance for expected credit losses for trade receivables	832	625	-	-	-	1,457	76	-	1,533
Allowance for expected credit losses for other receivables	974	-	-	-	-	974	-	-	974
Lease liabilities	14	(131)	-	1,009	-	892	(87)	14	819
Legal claim contingency	-	461	-	-	-	461	-	-	461
Estimate for devaluation of spare parts and supplies	-	431	-	-	-	431	1	-	432
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	198	29	-	-	-	227	73	-	300
Effect of differences between book and tax bases of inventories	922	(867)	-	-	-	55	-	-	55
Other	375	(312)	-	-	-	63	555	(14)	604
	9,690	7,158	-	1,009	-	17,857	(6,836)	-	11,021
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(2,259)	829	-	-	-	(1,430)	486	-	(944)
Right of use assets	(17)	217	-	(1,009)	-	(809)	178	(17)	(648)
Other	5	(5)	-	-	-	-	-	17	17
	(2,271)	1,041	-	(1,009)	-	(2,239)	664	-	(1,575)
Total deferred income tax assets	7,419	8,199	-	-	-	15,618	(6,172)	-	9,446
Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,087	476	-	-	-	17,563	255	-	17,818
Impairment of mining assets	7,123	(207)	-	-	-	6,916	(212)	-	6,704
Long-term incentive plan	2,511	1,055	-	-	-	3,566	3,075	-	6,641
Financial instruments designated at fair value through OCI	879	-	5,172	-	-	6,051	-	589	6,640
Provision for spare parts and supplies obsolescence	4,963	418	-	-	-	5,381	327	-	5,708
Provision for vacations	3,071	187	-	-	-	3,258	423	-	3,681
Quarry rehabilitation provision	539	(52)	-	-	2,294	2,781	(55)	-	2,726
Legal claim contingency	-	(140)	-	1,205	-	1,065	(135)	-	930
Allowance for expected credit losses for trade receivables	101	-	-	-	-	101	534	-	635
Lease liabilities	-	450	-	-	-	450	-	-	450
Other	349	(74)	-	-	-	275	53	-	328
	36,623	2,113	5,172	1,205	2,294	47,407	4,265	589	52,261
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates	(177,448)	(12,802)	-	-	(2,294)	(192,544)	2,366	-	(190,178)
Net gain on cash flow hedge	(3,219)	(220)	487	-	-	(2,952)	1,684	(6,146)	(7,414)
Effect of costs of issuance of senior notes	(1,010)	240	-	-	-	(770)	(1,915)	-	(2,685)
Right of use assets	-	242	-	(1,205)	-	(963)	217	-	(746)
Other	(45)	3	-	-	-	(42)	-	-	(42)
	(181,722)	(12,537)	487	(1,205)	(2,294)	(197,271)	2,352	(6,146)	(201,065)
Total deferred income tax liabilities, net	(145,099)	(10,424)	5,659	-	-	(149,864)	6,617	(5,557)	(148,804)
		(2,225)	5,659				445	(5,557)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the years 2021, 2020 and 2019 is as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Accounting profit before income tax	224,110	85,898	194,353
At statutory income tax rate of 29.5%	(66,112)	(25,340)	(57,334)

Permanent differences
Non-deductible expenses, net	(4,070)	(1,596)	(4,181)
Effect of tax-loss carry forward non-recognized	(758)	(1,068)	(791)
At the effective income tax rate of 32% in 2021 (2020: 33% and 2019: 32%)	(70,940)	(28,004)	(62,306)

The income tax expenses shown for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(71,385)	(25,779)	(41,709)
Deferred	445	(2,225)	(20,597)
	(70,940)	(28,004)	(62,306)

The income tax recorded directly to other comprehensive income represents a loss of S/5,557,000 during the year 2021, a gain of S/5,659,000 and S/3,308,000 during the years 2020 and 2019, respectively.

The composition of the deferred income tax related to the items recognized in the consolidated statement of other comprehensive income and equity during the year, as follow:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain on available-for-sale financial asset	589	5,172	2,554
Tax effect on unrealized gain (loss) on hedging derivative financial asset	(6,146)	487	754
Total deferred income tax in OCI	(5,557)	5,659	3,308

As of December 31, 2021, 2020 and 2019, it is not necessary to recognize deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the tax rules in effect in Peru, are not subject to income tax.

As of December 31, 2021, certain subsidiaries of the Group have tax loss carryforwards of S/24,085,000 (2020: S/22,230,000). These tax loss carryforwards do not expire, are related to subsidiaries that have a history of losses for some time and cannot be used to offset future taxable profits of other Group subsidiaries. No deferred assets have been recognized in relation to these tax loss carryforwards, since there are no possibilities of tax planning opportunities or other evidence of recovery in the near future.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/83,079,000 (2020: S/80,357,000), which should not be recognized in the consolidated financial statements as it is not expected to reverse in the foreseeable future and the Company is in control of such reversal.